INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2018	2017	2016
U.S. Federal	$54,345	$69,079	$86,719
State	11,631	10,643	9,801
Foreign	6,837	10,499	9,416
	$72,813	$90,221	$105,936
Current	$64,523	$100,956	$103,216
Deferred	8,290	(10,735)	2,720
	$72,813	$90,221	$105,936

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2018	2017	2016
U.S. federal statutory rate	21.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.6	2.4	2.3
Excess tax benefits from share-based compensation	(2.0)	(2.7)	(1.0)
Tax effects on foreign income	0.5	(1.0)	(0.1)
GILTI	0.3	—	—
Tax credits and other	—	(0.6)	(0.2)
Repatriation transition tax	(0.9)	3.0	—
Deferred tax impact of enacted tax rate changes	0.3	(6.3)	—
Effective income tax rate attributable to Watsco, Inc.	22.8	29.8	36.0
Taxes attributable to non-controlling interest	(3.1)	(3.8)	(5.0)
Effective income tax rate	19.7%	26.0%	31.0%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2018	2017
Deferred tax assets:
Share-based compensation	$21,517	$18,977
Capitalized inventory costs and inventory reserves	2,151	2,107
Allowance for doubtful accounts	1,057	929
Self-insurance reserves	206	153
Other	2,486	2,423
Net operating loss carryforwards	484	291
	27,901	24,880
Valuation allowance	—	—
Total deferred tax assets	27,901	24,880
Deferred tax liabilities:
Deductible goodwill	(69,600)	(67,246)
Depreciation	(10,695)	(5,519)
Other	(8,516)	(5,189)
Total deferred tax liabilities	(88,811)	(77,954)
Net deferred tax liabilities (1)	$(60,910)	$(53,074)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2015	$3,513
Additions based on tax positions related to the current year	547
Reductions due to lapse of applicable statute of limitations and tax assessments	(365)
Balance at December 31, 2016	3,695
Additions based on tax positions related to the current year	801
Reductions due to lapse of applicable statute of limitations	(271)
Balance at December 31, 2017	4,225
Additions based on tax positions related to the current year	960
Reductions due to lapse of applicable statute of limitations	(283)
Balance at December 31, 2018	$4,902